Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class A | Janus Henderson AAA CLO ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.20%
Class A | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
Class A | iShares Core High Dividend ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Class A | Invesco Senior Loan ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Class A | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
Class A | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class C | Janus Henderson AAA CLO ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.20%
Class C | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
Class C | iShares Core High Dividend ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Class C | Invesco Senior Loan ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Class C | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
Class C | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Institutional Class | Janus Henderson AAA CLO ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.20%
Institutional Class | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
Institutional Class | iShares Core High Dividend ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Institutional Class | Invesco Senior Loan ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Institutional Class | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
Institutional Class | Cash & Other[Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class A | Janus Henderson AAA CLO ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Class A | iShares Broad USD High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Class A | SPDR Bloomberg High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Class A | SPDR Portfolio High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Class A | Invesco Senior Loan ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Class A | SPDR Blackstone Senior Loan ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Class A | VanEck Fallen Angel High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Class A | Xtrackers USD High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class A | SPDR Bloomberg Short Term High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class A | Mount Vernon Liquid Assets Portfolio, LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class A | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class A | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
Class C | Janus Henderson AAA CLO ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Class C | iShares Broad USD High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Class C | SPDR Bloomberg High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Class C | SPDR Portfolio High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Class C | Invesco Senior Loan ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Class C | SPDR Blackstone Senior Loan ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Class C | VanEck Fallen Angel High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Class C | Xtrackers USD High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class C | SPDR Bloomberg Short Term High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class C | Mount Vernon Liquid Assets Portfolio, LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class C | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Class C | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class C | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
Institutional Class | Janus Henderson AAA CLO ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Institutional Class | iShares Broad USD High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Institutional Class | SPDR Bloomberg High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Institutional Class | SPDR Portfolio High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Institutional Class | Invesco Senior Loan ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Institutional Class | SPDR Blackstone Senior Loan ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Institutional Class | VanEck Fallen Angel High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Institutional Class | Xtrackers USD High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Institutional Class | SPDR Bloomberg Short Term High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Institutional Class | Mount Vernon Liquid Assets Portfolio, LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Institutional Class | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Institutional Class | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
Class A | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class A | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Class C | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class C | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class C | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Institutional Class | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Institutional Class | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Institutional Class | Mount Vernon Liquid Assets Portfolio, LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Institutional Class | Invesco QQQ Trust Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Institutional Class | SPDR Portfolio S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Institutional Class | Abrdn Physical Gold Shares ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Institutional Class | Vanguard FTSE Europe ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Institutional Class | SPDR Portfolio S&P 600 Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Institutional Class | Franklin FTSE Japan ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Institutional Class | iShares 7-10 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Institutional Class | CBOE Volatility Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Institutional Class | S&P 500 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Institutional Class | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.50%
Institutional Class | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Institutional Class | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%